Reinsurance	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Reinsurance
Reinsurance
(a) Reinsurance Recoverable on Paid and Unpaid Losses
The Company uses retrocessional agreements to reduce its exposure to risk of loss on reinsurance assumed. These agreements provide for recovery from retrocessionaires of a portion of losses and loss expenses. The Company remains liable to its cedants to the extent that the retrocessionaires do not meet their obligations under these agreements, and therefore the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk on an ongoing basis. The Company actively manages its reinsurance exposures by generally selecting retrocessionaires having a credit rating of A- or higher. In certain cases where an otherwise suitable retrocessionaire has a credit rating lower than A-, the Company generally requires the posting of collateral, including escrow funds and letters of credit, as a condition to its entering into a retrocession agreement. The Company regularly reviews its reinsurance recoverable balances to estimate an allowance for uncollectible amounts based on quantitative and qualitative factors. There was no allowance for uncollectible reinsurance recoverable at December 31, 2018 and 2017 deemed necessary based on the quantitative and qualitative analysis as collectability was determined to be reasonably assured and given that any recoverables related to reinsurers with ratings below A- or unrated are collateralized.
(b) Ceded Reinsurance
Net premiums written, net premiums earned and losses and loss expenses are reported net of reinsurance in the Company’s Consolidated Statements of Operations. Assumed, ceded and net amounts for the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2018
Assumed	$6,299,929	$5,987,931	$4,601,564
Ceded	496,565	474,121	408,309
Net	$5,803,364	$5,513,810	$4,193,255

2017
Assumed	$5,587,894	$5,471,546	$4,458,290
Ceded	467,968	446,565	617,308
Net	$5,119,926	$5,024,981	$3,840,982

2016
Assumed	$5,356,942	$5,343,831	$3,412,648
Ceded	403,472	374,235	164,557
Net	$4,953,470	$4,969,596	$3,248,091